T. ROWE PRICE Total Return Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.6%
Car Loan 2.6%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 366
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 225 224
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 226
CarMax Auto Owner Trust
Series 2019-2, Class B
3.01%, 12/16/24  1,180 1,172
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,536
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98%, 1/16/29  330 323
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,610 1,502
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,064
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  800 729
Exeter Automobile Receivables Trust
Series 2022-4A, Class B
4.57%, 1/15/27  1,600 1,574
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  165 165
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 135
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 751
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,765 1,611
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 287

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 765 747
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 434 420
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 1,221 1,216
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 876 872
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 125 124
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 603
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 427
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 592
16,666
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 549
549
Other Asset-Backed Securities 11.1%
522 Funding
Series 2019-5A, Class CR, CLO, FRN
3M TSFR + 2.20%, 6.858%, 4/15/35 (1) 1,000 931
AGL
Series 2021-13A, Class A1, CLO, FRN
3M USD LIBOR + 1.16%, 5.968%, 10/20/34 (1) 1,560 1,537
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.965%, 12/2/34 (1) 1,605 1,580
AGL
Series 2021-14A, Class B1, CLO, FRN
3M USD LIBOR + 1.65%, 6.465%, 12/2/34 (1) 1,505 1,449
AMSR Trust
Series 2022-SFR3, Class A
4.00%, 10/17/39 (1) 985 926

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,267
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M USD LIBOR + 1.60%, 6.415%, 10/22/34 (1) 525 512
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 257 239
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 6.358%, 1/20/32 (1) 2,320 2,246
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 6.292%, 4/15/29 (1) 2,075 2,038
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 6.692%, 2/12/30 (1) 1,005 993
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M USD LIBOR + 2.15%, 6.942%, 1/15/35 (1) 1,650 1,572
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 2,190 2,157
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 982
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 178 166
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 6.565%, 5/20/34 (1) 3,300 3,217
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 1,698 1,533
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,261
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,758 1,588
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,522 1,521
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,685 1,594

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 18 18
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 35 35
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 58 57
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 2,491 2,335
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,777 1,636
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.356%, 5/6/30 (1) 415 405
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 6.756%, 5/6/30 (1) 1,830 1,737
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 1,575 1,545
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 972 866
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,411 1,247
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.942%, 1/16/28 (1) 780 774
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 5.972%, 10/15/34 (1) 1,630 1,597
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.785%, 7/27/31 (1) 890 883
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 1,145 1,132
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 6.708%, 4/20/32 (1) 2,500 2,384
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 6.368%, 1/25/32 (1) 2,665 2,602

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 135 126
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 18 17
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 21 20
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 48 45
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 5.928%, 10/19/31 (1) 1,105 1,096
Neuberger Berman Loan Advisers
Series 2018-29A, Class B1, CLO, FRN
3M USD LIBOR + 1.70%, 6.498%, 10/19/31 (1) 250 245
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.198%, 1/20/32 (1) 250 242
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 5.852%, 4/16/33 (1) 1,550 1,530
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.922%, 7/17/35 (1) 585 576
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 6.315%, 4/22/29 (1) 500 489
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.458%, 7/20/29 (1) 1,095 1,069
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M USD LIBOR + 0.96%, 5.752%, 7/15/30 (1) 970 957
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 1,010 1,000
Octane Receivables Trust
Series 2022-2A, Class D
7.70%, 2/20/30 (1) 1,265 1,269
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 260 260
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.944%, 11/15/31 (1) 2,000 1,978

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 645 571
Progress Residential Trust
Series 2022-SFR4, Class A
4.438%, 5/17/41 (1) 1,223 1,162
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39 (1) 1,595 1,569
Progress Residential Trust
Series 2023-SFR1, Class B
4.65%, 3/17/40 (1) 1,640 1,546
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.489%, 4/20/35 (1) 1,305 1,271
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 36 34
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 7.142%, 1/16/32 (1) 2,090 2,046
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.202%, 1/29/32 (1) 980 948
Tricon Residential Trust
Series 2022-SFR1, Class A
3.856%, 4/17/39 (1) 643 606
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.868%, 10/20/29 (1) 178 177
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 6.592%, 1/15/35 (1) 1,310 1,257
71,668
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 118 108
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 265 242
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 763
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 479

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 38 34
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 330
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,112
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 142 135
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 413 367
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,500 1,489
5,059
Total Asset-Backed Securities
(Cost $97,148) 93,942
BANK LOANS 7.7% (2)
FINANCIAL INSTITUTIONS 1.4%
Brokerage Asset Managers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 7.732%, 2/2/28  264 264
264
Consumer Cyclical 0.2%
Delta 2 Lux Sarl, FRN
1M TSFR + 3.25%, 7.855%, 1/15/30  1,495 1,498
1,498
Insurance 1.1%
Acrisure, FRN
1M TSFR + 5.75%, 10.447%, 2/15/27  440 440
Asurion, FRN
1M TSFR + 4.25%, 8.912%, 8/19/28  328 309
Asurion, FRN
1M USD LIBOR + 3.25%, 7.885%, 12/23/26  351 334
Asurion, FRN
1M USD LIBOR + 5.25%, 9.885%, 1/31/28  813 692
Asurion, FRN
1M USD LIBOR + 5.25%, 9.885%, 1/20/29 (3) 2,070 1,761
HUB International, FRN
1M TSFR + 4.00%, 8.728%, 11/10/29  105 105

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HUB International, FRN
1M USD LIBOR + 3.25%, 8.057%, 4/25/25  2,360 2,355
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 9.27%, 3/27/28 (CAD) (4) 833 586
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 9.27%, 3/27/28 (CAD) (4) 449 316
Ryan Specialty Group, FRN
1M TSFR + 3.00%, 7.718%, 9/1/27  423 421
7,319
Total Financial Institutions 9,081
INDUSTRIAL 6.2%
Basic Industry 0.1%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 12.385%, 11/24/28  520 468
468
Capital Goods 0.9%
Brookfield WEC Holdings, FRN
1M TSFR + 3.75%, 8.368%, 8/1/25  324 324
Brookfield WEC Holdings, FRN
1M USD LIBOR + 2.75%, 7.385%, 8/1/25  195 194
Charter Next Generation, FRN
3M USD LIBOR + 3.75%, 8.482%, 12/1/27 (3) 1,326 1,303
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 10.73%, 5/21/29 (4) 665 615
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.50%, 11.23%, 5/21/29  700 649
Filtration Group, FRN
1M USD LIBOR + 3.50%, 8.135%, 10/21/28  326 321
Filtration Group, FRN
3M USD LIBOR + 3.00%, 7.635%, 3/31/25  1,585 1,580
Madison IAQ, FRN
3M USD LIBOR + 3.25%, 7.988%, 6/21/28  243 231
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 8.602%, 7/30/27  632 617
5,834
Communications 0.2%
Clear Channel Outdoor Holdings, FRN
3M USD LIBOR + 3.50%, 8.325%, 8/21/26  587 556
Intelsat Jackson Holdings, FRN
6M TSFR + 4.25%, 2/1/29 (3) 300 296
MH Sub I, FRN
1M USD LIBOR + 3.75%, 8.385%, 9/13/24  326 323
1,175
Consumer Cyclical 1.3%
Caesars Entertainment, FRN
1M TSFR + 3.25%, 7.968%, 2/6/30  140 140

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CNT Holdings I, FRN
1M USD LIBOR + 3.50%, 8.125%, 11/8/27  109 107
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 11.375%, 11/6/28  245 233
Dave & Buster's, FRN
1M TSFR + 5.00%, 9.75%, 6/29/29  363 364
EG Finco, FRN
3M EURIBOR + 7.00%, 9.752%, 4/30/27 (EUR)  675 589
IRB Holding, FRN
1M TSFR + 3.00%, 7.687%, 12/15/27 (3) 757 746
MIC Glen, FRN
1M USD LIBOR + 6.75%, 11.385%, 7/20/29  400 368
PetSmart, FRN
1M TSFR + 3.75%, 8.468%, 2/11/28  518 516
Scientific Games Holdings, FRN
3M TSFR + 3.50%, 8.103%, 4/4/29  289 284
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 7.688%, 8/25/28  363 361
Staples, FRN
3M USD LIBOR + 5.00%, 9.814%, 4/16/26  263 243
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 8.135%, 2/5/27  409 399
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 12.135%, 2/4/28  470 432
UFC Holdings, FRN
3M USD LIBOR + 2.75%, 7.57%, 4/29/26  1,543 1,537
Wand NewCo 3, FRN
1M USD LIBOR + 3.00%, 7.635%, 2/5/26  469 451
William Morris Endeavor Entertainment, FRN
3M USD LIBOR + 2.75%, 7.39%, 5/18/25  287 285
Woof Holdings, FRN
3M USD LIBOR + 7.25%, 12.003%, 12/21/28  1,400 1,236
8,291
Consumer Non-Cyclical 0.8%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 5/5/27 (3) 340 332
Gainwell Acquisition, FRN
3M USD LIBOR + 4.00%, 8.73%, 10/1/27  697 671
Maravai Intermediate Holdings, FRN
3M TSFR + 3.00%, 7.633%, 10/19/27  342 340
Naked Juice, FRN
3M TSFR + 6.00%, 10.68%, 1/24/30  385 293
Organon, FRN
3M USD LIBOR + 3.00%, 7.978%, 6/2/28  303 299
PetVet Care Centers, FRN
1M TSFR + 5.00%, 9.618%, 2/14/25  746 718

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 10.82%, 2/13/26  1,040 927
Phoenix Newco, FRN
1M USD LIBOR + 3.25%, 7.82%, 11/15/28  401 393
Phoenix Newco, FRN
3M USD LIBOR + 6.50%, 11.135%, 11/15/29  600 564
Sunshine Luxembourg VII, FRN
3M USD LIBOR + 3.75%, 8.48%, 10/1/26  521 507
Surgery Center Holdings, FRN
1M USD LIBOR + 3.75%, 8.36%, 8/31/26 (3) 325 322
5,366
Energy 0.1%
Brazos Delaware II, FRN
1M TSFR + 3.75%, 8.315%, 2/11/30  155 154
CQP Holdco, FRN
3M USD LIBOR + 3.50%, 8.226%, 6/5/28  75 75
Prairie ECI Acquiror, FRN
1M USD LIBOR + 4.75%, 9.385%, 3/11/26  287 282
511
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.50%, 8.118%, 1/21/28  284 283
Pike, FRN
1M USD LIBOR + 3.00%, 7.64%, 1/21/28  537 534
817
Technology 2.4%
Applied Systems, FRN
1M TSFR + 4.50%, 9.08%, 9/18/26  1,477 1,480
Applied Systems, FRN
3M USD LIBOR + 6.75%, 11.33%, 9/17/27  1,328 1,330
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 8.118%, 12/11/28  472 443
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 10.385%, 12/10/29  1,050 910
AthenaHealth Group, FRN
1M TSFR + 3.50%, 7.563%, 2/15/29 (5) 1,025 946
Boxer Parent, FRN
1M USD LIBOR + 3.75%, 8.385%, 10/2/25  335 330
Boxer Parent, FRN
1M USD LIBOR + 5.50%, 10.135%, 2/27/26 (3) 310 301
Central Parent, FRN
3M TSFR + 4.50%, 9.08%, 7/6/29  485 483
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.188%, 6/4/29  985 731
Epicor Software, FRN
1M USD LIBOR + 3.25%, 7.885%, 7/30/27  1,004 982

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Epicor Software, FRN
1M USD LIBOR + 7.75%, 12.385%, 7/31/28  590 587
Gen Digital, FRN
1M TSFR + 1.75%, 9/10/27 (3) 335 328
Hyland Software, FRN
1M USD LIBOR + 6.25%, 10.885%, 7/7/25  254 243
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 9.735%, 4/11/29  350 321
Peraton, FRN
1M USD LIBOR + 3.75%, 8.385%, 2/1/28  368 364
Peraton, FRN
1M USD LIBOR + 7.75%, 12.651%, 2/1/29  720 702
RealPage, FRN
1M USD LIBOR + 3.00%, 7.635%, 4/24/28  378 365
RealPage, FRN
1M USD LIBOR + 6.50%, 11.135%, 4/23/29  780 748
Sophia, FRN
1M TSFR + 4.25%, 8.868%, 10/7/27  189 187
Sophia, FRN
3M USD LIBOR + 3.50%, 8.23%, 10/7/27  257 253
UKG, FRN
3M USD LIBOR + 3.25%, 8.032%, 5/4/26  1,235 1,210
UKG, FRN
3M USD LIBOR + 5.25%, 10.032%, 5/3/27  2,015 1,956
Verscend Holding, FRN
1M USD LIBOR + 4.00%, 8.635%, 8/27/25  307 306
15,506
Transportation 0.3%
AAdvantage Loyalty IP, FRN
3M USD LIBOR + 4.75%, 9.558%, 4/20/28  600 614
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 9.996%, 6/21/27  989 1,029
1,643
Total Industrial 39,611
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M USD LIBOR + 3.00%, 7.688%, 6/23/25  633 630
Total Utility 630
Total Bank Loans
(Cost $51,292) 49,322

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Sea, 0.25%, 9/15/26  475 361
Total Industrial 361
Total Convertible Bonds
(Cost $491) 361
CONVERTIBLE PREFERRED STOCKS 0.4%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133 (6)(7) 1 1,075
Total Financial Institutions 1,075
INDUSTRIAL 0.2%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) — 496
496
Consumer Non-Cyclical 0.1%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  10 502
Danaher, Series B, 5.00%, 4/15/23  — 307
809
Total Industrial 1,305
UTILITY 0.0%
Electric 0.0%
NextEra Energy, 6.926%, 9/1/25  9 420
Total Utility 420
Total Convertible Preferred Stocks
(Cost $2,848) 2,800

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 17.4%
FINANCIAL INSTITUTIONS 5.3%
Banking 3.2%
Banco de Bogota, 6.25%, 5/12/26  475 463
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(8) 375 330
Banco Santander, VR, 4.175%, 3/24/28 (8) 200 186
Bancolombia, VR, 4.625%, 12/18/29 (8) 400 361
Bangkok Bank, VR, 3.733%, 9/25/34 (8) 400 339
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8)(9) 600 532
Bank of America, VR, 2.972%, 2/4/33 (8) 2,025 1,663
Bank of America, VR, 4.948%, 7/22/28 (8) 1,270 1,242
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(8) 535 536
Barclays, VR, 7.385%, 11/2/28 (8) 615 647
BBVA Bancomer, VR, 5.125%, 1/18/33 (8) 500 450
BNP Paribas, VR, 2.591%, 1/20/28 (1)(8) 795 706
Capital One Financial, 3.65%, 5/11/27  670 624
Capital One Financial, VR, 2.359%, 7/29/32 (8) 355 260
Capital One Financial, VR, 4.166%, 5/9/25 (8) 1,590 1,551
Capital One Financial, VR, 5.468%, 2/1/29 (8) 395 388
Citigroup, VR, 4.044%, 6/1/24 (8) 1,550 1,546
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8)(9) 375 310
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 1,645 1,529
Goldman Sachs Group, VR, 4.482%, 8/23/28 (8) 525 503
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 815 627
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 45 37
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 370 311
JPMorgan Chase, VR, 4.851%, 7/25/28 (8) 525 512
KBC Group, VR, 5.796%, 1/19/29 (1)(8) 660 651
Morgan Stanley, VR, 3.591%, 7/22/28 (8) 280 259
Morgan Stanley, VR, 3.622%, 4/1/31 (8) 1,740 1,539
Morgan Stanley, VR, 3.772%, 1/24/29 (8) 423 390
NatWest Group, VR, 7.472%, 11/10/26 (8) 355 369
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 405 352
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 550 489
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 311 244
Wells Fargo, VR, 2.393%, 6/2/28 (8) 575 507
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 213
20,666
Brokerage Asset Managers Exchanges 0.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 275 279
Aretec Escrow Issuer, 7.50%, 4/1/29 (1) 285 249
Intercontinental Exchange, 4.35%, 6/15/29  700 678
LSEGA Financing, 2.00%, 4/6/28 (1) 585 504

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
LSEGA Financing, 2.50%, 4/6/31 (1) 425 352
2,062
Finance Companies 0.1%
AerCap Ireland Capital, 4.45%, 4/3/26  415 395
AerCap Ireland Capital, 4.50%, 9/15/23  180 179
AerCap Ireland Capital, 6.50%, 7/15/25  270 271
845
Financial Other 0.3%
Howard Hughes, 4.125%, 2/1/29 (1) 430 359
Howard Hughes, 5.375%, 8/1/28 (1) 665 603
Kaisa Group Holdings, 11.25%, 4/9/22 (10) 850 142
MAF Global Securities, VR, 6.375% (8)(11) 500 490
1,594
Insurance 0.9%
Acrisure, 10.125%, 8/1/26 (1) 615 613
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 290 264
AmWINS Group, 4.875%, 6/30/29 (1) 199 169
Centene, 2.50%, 3/1/31  640 502
Centene, 3.00%, 10/15/30  325 264
Centene, 3.375%, 2/15/30  590 498
Centene, 4.625%, 12/15/29  342 313
Enact Holdings, 6.50%, 8/15/25 (1) 230 225
Equitable Holdings, 4.35%, 4/20/28  630 598
HUB International, 5.625%, 12/1/29 (1) 510 437
HUB International, 7.00%, 5/1/26 (1) 517 509
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 675 686
Molina Healthcare, 4.375%, 6/15/28 (1) 395 356
5,434
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 4.90%, 12/15/30 (9) 965 939
Brixmor Operating Partnership, 3.90%, 3/15/27  630 585
Brixmor Operating Partnership, 4.05%, 7/1/30  505 445
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,143
HAT Holdings I, 6.00%, 4/15/25 (1) 255 245
Healthcare Realty Holdings, 2.40%, 3/15/30  120 93
3,450
Total Financial Institutions 34,051
INDUSTRIAL 11.4%
Basic Industry 0.7%
Arconic, 6.125%, 2/15/28 (1) 416 409
Aris Mining, 6.875%, 8/9/26 (1) 600 508
Avient, 7.125%, 8/1/30 (1) 195 195
Carpenter Technology, 7.625%, 3/15/30  410 409
Celanese U.S. Holdings, 6.05%, 3/15/25  585 583
Celanese U.S. Holdings, 6.165%, 7/15/27  625 622

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GPD, 10.125%, 4/1/26 (1) 212 190
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)
(12) 460 343
Methanex, 5.125%, 10/15/27  247 231
Methanex, 5.25%, 12/15/29  15 14
South32 Treasury, 4.35%, 4/14/32 (1) 425 373
TMS International, 6.25%, 4/15/29 (1) 600 471
4,348
Capital Goods 0.6%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (1) 440 425
Ball, 6.875%, 3/15/28  435 440
GFL Environmental, 5.125%, 12/15/26 (1) 16 15
Madison IAQ, 5.875%, 6/30/29 (1) 685 545
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1)(9) 440 402
Parker-Hannifin, 4.50%, 9/15/29  125 119
Regal Rexnord, 6.05%, 2/15/26 (1) 355 352
Sealed Air, 5.00%, 4/15/29 (1) 215 197
Sealed Air, 6.125%, 2/1/28 (1) 90 88
Sealed Air, 6.875%, 7/15/33 (1) 225 229
TK Elevator Holdco GmbH, 7.625%, 7/15/28 (1)(9) 960 881
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 210 190
TransDigm, 6.75%, 8/15/28 (1) 285 283
4,166
Communications 2.2%
Altice France Holding, 10.50%, 5/15/27 (1) 890 742
AT&T, 3.50%, 9/15/53  880 601
Axian Telecom, 7.375%, 2/16/27 (1) 525 486
CCO Holdings, 4.25%, 2/1/31 (1) 115 92
CCO Holdings, 5.375%, 6/1/29 (1) 180 160
CCO Holdings, 6.375%, 9/1/29 (1)(9) 655 610
CCO Holdings, 7.375%, 3/1/31 (1) 170 165
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(9) 210 170
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 540 449
CSC Holdings, 7.50%, 4/1/28 (1) 350 234
DISH DBS, 5.25%, 12/1/26 (1) 140 117
DISH DBS, 5.75%, 12/1/28 (1) 195 155
DISH DBS, 7.75%, 7/1/26  210 163
DISH Network, 11.75%, 11/15/27 (1) 490 497
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 303
iHeartCommunications, 8.375%, 5/1/27 (9) 489 431
Netflix, 6.375%, 5/15/29  385 399
Rogers Communications, 3.20%, 3/15/27 (1) 230 211
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 81
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 422
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1) 425 408
Sirius XM Radio, 4.00%, 7/15/28 (1) 430 368

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sprint Capital, 6.875%, 11/15/28  160 167
Stagwell Global, 5.625%, 8/15/29 (1) 740 633
T-Mobile USA, 3.875%, 4/15/30  1,800 1,628
T-Mobile USA, 5.20%, 1/15/33  1,010 983
Tower Bersama Infrastructure, 2.75%, 1/20/26 (9) 410 369
Townsquare Media, 6.875%, 2/1/26 (1) 818 749
Univision Communications, 7.375%, 6/30/30 (1) 220 208
Verizon Communications, 2.355%, 3/15/32  310 243
Verizon Communications, 2.65%, 11/20/40  205 138
Verizon Communications, 2.987%, 10/30/56  11 7
VTR Comunicaciones, 5.125%, 1/15/28 (1) 429 304
Warnermedia Holdings, 3.755%, 3/15/27 (1) 1,355 1,238
13,931
Consumer Cyclical 3.0%
Adient Global Holdings, 8.25%, 4/15/31 (1) 325 325
At Home Group, 4.875%, 7/15/28 (1) 175 129
Bath & Body Works, 6.625%, 10/1/30 (1) 305 289
Bath & Body Works, 6.75%, 7/1/36  240 209
Bath & Body Works, 6.95%, 3/1/33 (9) 245 213
Bath & Body Works, 9.375%, 7/1/25 (1)(9) 193 204
Caesars Entertainment, 7.00%, 2/15/30 (1) 380 381
Caesars Entertainment, 8.125%, 7/1/27 (1)(9) 650 657
Carnival, 7.625%, 3/1/26 (1) 210 188
Carnival, 9.875%, 8/1/27 (1) 255 259
Carnival, 10.50%, 6/1/30 (1) 235 227
CCM Merger, 6.375%, 5/1/26 (1) 215 206
Cedar Fair, 6.50%, 10/1/28  560 542
Clarios Global, 8.50%, 5/15/27 (1)(9) 655 651
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 390 367
Dave & Buster's, 7.625%, 11/1/25 (1) 443 449
eG Global Finance, 8.50%, 10/30/25 (1)(9) 600 531
Ford Motor, 6.10%, 8/19/32 (9) 435 407
Ford Motor, 6.625%, 10/1/28  175 176
Ford Motor, 9.625%, 4/22/30  450 518
Ford Motor Credit, 4.95%, 5/28/27  205 191
Ford Motor Credit, 6.95%, 3/6/26  200 201
Ford Motor Credit, 7.35%, 11/4/27  300 304
Ford Motor Credit, 7.35%, 3/6/30  200 202
Goodyear Tire & Rubber, 5.00%, 7/15/29  370 322
Goodyear Tire & Rubber, 5.25%, 7/15/31 (9) 240 204
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 195 166
Home Depot, 2.375%, 3/15/51  805 482
Life Time, 5.75%, 1/15/26 (1) 287 274
Live Nation Entertainment, 4.75%, 10/15/27 (1) 280 252
Marriott International, 5.00%, 10/15/27  510 503
Match Group Holdings II, 4.125%, 8/1/30 (1) 205 170

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Match Group Holdings II, 4.625%, 6/1/28 (1) 270 240
Match Group Holdings II, 5.00%, 12/15/27 (1) 290 270
Metalsa, 3.75%, 5/4/31  650 501
MGM China Holdings, 5.375%, 5/15/24 (1) 215 209
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 175
PetSmart, 7.75%, 2/15/29 (1) 500 486
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%, 10/15/26 (1) 1,405 1,377
Ross Stores, 1.875%, 4/15/31  735 576
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 360 326
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 550 584
Sands China, 5.90%, 8/8/28  340 322
Scientific Games International, 7.25%, 11/15/29 (1) 313 309
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(9) 505 450
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,841
Staples, 7.50%, 4/15/26 (1) 185 165
Staples, 10.75%, 4/15/27 (1) 230 175
Vivo Energy Investments, 5.125%, 9/24/27  550 513
Wolverine World Wide, 4.00%, 8/15/29 (1) 235 189
Yum! Brands, 5.375%, 4/1/32  850 788
19,695
Consumer Non-Cyclical 1.8%
AbbVie, 4.05%, 11/21/39  425 360
AbbVie, 4.875%, 11/14/48  935 857
Agrosuper, 4.60%, 1/20/32  550 471
Amgen, 4.875%, 3/1/53  680 605
Amgen, 5.25%, 3/2/30  425 423
Amgen, 5.65%, 3/2/53  335 332
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  620 623
Avantor Funding, 4.625%, 7/15/28 (1) 260 239
BAT International Finance, 4.448%, 3/16/28  650 604
Becton Dickinson & Company, 3.794%, 5/20/50  113 87
Charles River Laboratories International, 4.00%, 3/15/31 (1) 255 217
CHS, 6.875%, 4/15/29 (1) 385 271
CHS, 8.00%, 12/15/27 (1) 220 213
CVS Health, 5.625%, 2/21/53  685 665
Darling Ingredients, 6.00%, 6/15/30 (1) 180 174
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 195 159
HCA, 3.125%, 3/15/27 (1) 280 255
HCA, 3.50%, 9/1/30  740 635
HCA, 5.375%, 9/1/26  925 910
HCA, 5.875%, 2/15/26  710 709
Organon, 5.125%, 4/30/31 (1) 385 328
Philip Morris International, 5.625%, 11/17/29  190 192
Select Medical, 6.25%, 8/15/26 (1)(9) 275 263
Surgery Center Holdings, 10.00%, 4/15/27 (1) 317 323
Tenet Healthcare, 6.125%, 10/1/28 (9) 300 276

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tenet Healthcare, 6.125%, 6/15/30 (1)(9) 250 238
Tenet Healthcare, 6.875%, 11/15/31  310 285
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 347
Utah Acquisition Sub, 3.95%, 6/15/26  995 929
11,990
Energy 1.6%
Aethon United BR, 8.25%, 2/15/26 (1) 230 220
Chesapeake Energy, 5.50%, 2/1/26 (1) 185 181
Chesapeake Energy, 5.875%, 2/1/29 (1) 205 192
Continental Resources, 4.90%, 6/1/44  335 250
Crescent Energy Finance, 9.25%, 2/15/28 (1) 480 467
Crestwood Midstream Partners, 7.375%, 2/1/31 (1) 315 306
DCP Midstream Operating, 8.125%, 8/16/30  352 390
Ferrellgas, 5.375%, 4/1/26 (1) 275 248
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 188
Hess, 7.30%, 8/15/31  175 189
Hilcorp Energy I, 5.75%, 2/1/29 (1) 141 128
Hilcorp Energy I, 6.00%, 4/15/30 (1) 260 235
Hilcorp Energy I, 6.00%, 2/1/31 (1) 165 148
Kinetik Holdings, 5.875%, 6/15/30 (1) 605 560
Leviathan Bond, 6.125%, 6/30/25 (1) 500 484
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 560 536
NGL Energy Operating, 7.50%, 2/1/26 (1) 369 352
NuStar Logistics, 5.75%, 10/1/25  225 217
NuStar Logistics, 6.00%, 6/1/26  315 301
Occidental Petroleum, 6.20%, 3/15/40  195 191
Occidental Petroleum, 7.50%, 5/1/31  249 266
Occidental Petroleum, 7.95%, 6/15/39  150 165
Occidental Petroleum, 8.50%, 7/15/27  240 257
Occidental Petroleum, 8.875%, 7/15/30  425 482
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 350 325
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 210 208
Targa Resources Partners, 4.00%, 1/15/32  295 250
Targa Resources Partners, 4.875%, 2/1/31 (1) 285 259
Targa Resources Partners, 5.50%, 3/1/30  165 156
Targa Resources Partners, 6.875%, 1/15/29  505 511
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 34
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 225 194
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 615 501
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 249
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 310 306
Vermilion Energy, 6.875%, 5/1/30 (1) 485 428
10,379
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  415 308

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Pike, 5.50%, 9/1/28 (1) 415 360
668
Technology 0.9%
AthenaHealth Group, 6.50%, 2/15/30 (1)(9) 475 374
Boxer Parent, 9.125%, 3/1/26 (1) 345 336
CDW, 2.67%, 12/1/26  340 302
Central Parent, 7.25%, 6/15/29 (1) 425 414
Entegris Escrow, 5.95%, 6/15/30 (1) 560 522
Gen Digital, 6.75%, 9/30/27 (1) 225 221
Gen Digital, 7.125%, 9/30/30 (1)(9) 167 163
MSCI, 3.875%, 2/15/31 (1) 200 172
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 205 193
Oracle, 6.90%, 11/9/52  535 577
Presidio Holdings, 8.25%, 2/1/28 (1) 410 391
Sabre GLBL, 9.25%, 4/15/25 (1) 125 123
Sabre GLBL, 11.25%, 12/15/27 (1) 185 184
Sensata Technologies, 4.00%, 4/15/29 (1) 405 356
Sensata Technologies, 5.875%, 9/1/30 (1) 655 624
Verscend Escrow, 9.75%, 8/15/26 (1) 295 296
Workday, 3.80%, 4/1/32 (9) 355 312
5,560
Transportation 0.5%
Adani International Container Terminal, 3.00%, 2/16/31  609 461
American Airlines, 5.50%, 4/20/26 (1) 355 346
American Airlines, 5.75%, 4/20/29 (1) 395 375
American Airlines, 11.75%, 7/15/25 (1) 526 576
International Container Terminal Services, 4.75%, 6/17/30  400 377
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 212 211
United Airlines, 4.625%, 4/15/29 (1) 255 226
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  127 109
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  142 119
Watco, 6.50%, 6/15/27 (1) 240 220
3,020
Total Industrial 73,757
UTILITY 0.7%
Electric 0.7%
AES Andes, VR, 7.125%, 3/26/79 (8) 525 501
Edison International, 6.95%, 11/15/29  480 504
Enel Finance America, 7.10%, 10/14/27 (1) 200 209
Enel Finance International, 6.80%, 10/14/25 (1) 200 205
PG&E, 5.00%, 7/1/28  305 277
Terraform Global Operating, 6.125%, 3/1/26 (1) 174 166
Vistra, VR, 7.00% (1)(8)(11) 545 510
Vistra, VR, 8.00% (1)(8)(11) 1,720 1,660

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1) 650 631
Total Utility 4,663
Total Corporate Bonds
(Cost $121,709) 112,471
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.1%
Owned No Guarantee 0.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  525 485
CITGO Petroleum, 7.00%, 6/15/25 (1) 215 212
Oryx Funding, 5.80%, 2/3/31 (1) 400 391
1,088
Sovereign 0.3%
Republic of Serbia, 2.125%, 12/1/30  2,800 2,081
2,081
Treasuries 0.6%
Japan Government Thirty Year Bond, Series 77, 1.60%, 12/20/52 (JPY)  500,000 3,857
3,857
Total Foreign Government Obligations & Municipalities
(Cost $7,251) 7,026
MUNICIPAL SECURITIES 1.4%
California 0.0%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (13) 150 150
150
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,724
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 60
1,784
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, Build America, 5.591%,
12/1/34  5 5
5
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,010 968
968
Illinois 0.1%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 528
528

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana 0.2%
Louisiana Local Government Environmental Fac., CDA, Series A,
4.475%, 8/1/39  955 898
898
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 304
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 402
706
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series B,
2.615%, 7/1/36 (13) 450 356
356
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, 11/1/43 (14) 2,279 980
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  24 22
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 56
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 61
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 81
1,525
South Carolina 0.0%
South Carolina Public Service Auth. Unrefunded Balanced, Series E,
4.322%, 12/1/27  77 74
74
Texas 0.2%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,237
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center, 2.321%,
9/1/30 (13) 210 173
1,410
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  5 5
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  55 58

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 186
249
Total Municipal Securities
(Cost $9,957) 8,653
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.0%
Collateralized Mortgage Obligations 6.6%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 207
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 393
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 525
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 12 12
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.634%, 1/26/32 (1) 1,610 1,598
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 2,505 2,182
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 555 468
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 142
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 1,264
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 5.617%, 2/25/30  201 200
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  336 334
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 7.167%, 12/25/30  371 378

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 6.667%, 1/25/40 (1) 169 170
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 7.484%, 1/25/42 (1) 1,660 1,631
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 489 491
Connecticut Avenue Securities Trust
Series 2022-R05, Class 2M1, CMO, ARM
SOFR30A + 1.90%, 6.384%, 4/25/42 (1) 829 827
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 787 802
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.034%, 7/25/42 (1) 341 344
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 710 715
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 574 578
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68 (1) 516 510
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 8/1/32 (1) 1,445 1,415
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.036%, 10/25/47 (1) 240 214
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 65 59
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 2,829 2,212
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46 (1) 185 177
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 123 109
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 915 826

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 49 44
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 328
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 540
GCAT Trust
Series 2021-NQM4, Class A3, CMO, ARM
1.556%, 8/25/66 (1) 1,199 918
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,304 1,796
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67 (1) 1,438 1,371
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 39 35
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 88 78
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 101 89
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 288 245
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 163 153
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 13 13
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 39 36
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 101 93
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 56 48
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 212 182

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 449
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 6.334%, 11/25/31 (1) 1,263 1,263
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.442%, 4/25/43  266 244
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 77 71
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 28 25
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 16 16
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 1 1
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 503
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,561
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.834%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 6.667%, 11/25/49 (1) 19 19
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 6.517%, 1/25/50 (1) 53 54
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 7.717%, 3/25/50 (1) 240 247
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 2,245 2,250
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 6.584%, 10/25/33 (1) 1,445 1,436
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 6.584%, 9/25/41 (1) 1,000 908

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M2, CMO, ARM
SOFR30A + 2.35%, 6.834%, 12/25/41 (1) 1,610 1,462
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 1,185 1,137
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 940 944
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 1,020 1,030
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 6.634%, 9/25/42 (1) 328 329
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/42 (1) 306 307
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 1,300 1,231
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 290
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 490
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67 (1) 1,079 1,067
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 308
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.781%, 1/20/46 (1) 550 502
42,898
Commercial Mortgage-Backed Securities 3.4%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,257
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 329
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 8.338%, 9/15/38 (1) 1,155 1,006

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 644
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 6.836%, 11/15/34 (1) 365 308
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 6.728%, 10/15/37 (1) 375 366
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 5.928%, 10/15/34 (1) 1,780 1,755
BPR Trust
Series 2021-TY, Class C, ARM
1M USD LIBOR + 1.70%, 6.288%, 9/15/38 (1) 635 598
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 1,590 1,587
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 8.518%, 6/15/36 (1) 1,195 1,076
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1) 1,045 652
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 476
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 270 249
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 90
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 1,420 856
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.197%, 8/10/47 (1) 380 323
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.07%, 3/10/48  870 800
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 420
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  183 172

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.605%, 2/10/49  1,130 1,066
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 199
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.287%, 6/15/50  465 396
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.956%, 12/15/52  645 520
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 285 265
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 5.71%, 12/15/36 (1) 300 296
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,203
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 729
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 1,595 1,306
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 1,015 871
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 160
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.438%, 9/15/29 (1) 280 252
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 76
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.024%, 5/15/48  35 33
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 142
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 7.138%, 6/15/31 (1) 1,328 1,314

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  18 17
21,809
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $73,687) 64,707
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.3%
U.S. Government Agency Obligations 18.2%
Federal Home Loan Mortgage
2.50%, 5/1/30  117 109
3.00%, 4/1/47 - 1/1/48  130 117
3.50%, 8/1/42 - 3/1/46  3,722 3,494
4.00%, 8/1/40 - 1/1/46  297 286
4.50%, 6/1/39 - 5/1/42  139 138
5.00%, 7/1/25 - 8/1/40  48 48
5.50%, 10/1/38 - 1/1/40  34 35
6.00%, 10/1/32 - 8/1/38  14 14
6.50%, 6/1/24 - 4/1/37  64 67
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  — —
12M USD LIBOR + 1.75%, 4.085%, 2/1/35  — —
12M USD LIBOR + 1.828%, 4.077%, 3/1/36  2 2
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  1 1
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  — 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  1 1
1Y CMT + 2.245%, 4.37%, 1/1/36  1 2
1Y CMT + 2.25%, 3.928%, 10/1/36  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  317 58
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  397 343
2.00%, 3/1/42 - 12/1/51  4,678 3,854
2.50%, 3/1/42 - 1/1/52  6,057 5,177
3.00%, 5/1/31 - 6/1/52  13,647 12,062
3.50%, 6/1/33  53 51
4.00%, 12/1/49 - 2/1/50  589 560
4.50%, 5/1/50  89 86
5.00%, 12/1/41  129 128
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  60 54

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  1 1
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  — —
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  2 2
12M USD LIBOR + 1.587%, 3.819%, 11/1/35  2 2
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  — 1
12M USD LIBOR + 1.70%, 3.95%, 11/1/37  2 2
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  — —
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  1 1
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,459 2,068
2.00%, 4/1/42 - 4/1/52  32,778 26,786
2.50%, 5/1/30 - 3/1/52  12,372 10,721
3.00%, 1/1/27 - 11/1/48  2,643 2,457
3.50%, 4/1/31 - 7/1/50  670 630
4.00%, 11/1/40 - 9/1/52  7,961 7,504
4.50%, 7/1/39 - 5/1/50  1,973 1,943
5.00%, 9/1/23 - 8/1/52  951 955
5.50%, 9/1/23 - 5/1/39  238 243
6.00%, 11/1/32 - 2/1/53  4,629 4,724
6.50%, 7/1/32 - 6/1/39  23 24
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (15)
1.50%, 3/1/38  2,050 1,771
2.00%, 3/1/38  6,647 5,896
2.50%, 3/1/53  13,679 11,586
3.50%, 3/1/53  8,270 7,528
4.50%, 3/1/53  3,747 3,610
5.00%, 3/1/53  2,265 2,226
6.50%, 3/1/53  240 246
117,622
U.S. Government Obligations 8.1%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  2,016 1,694
2.50%, 8/20/50 - 12/20/51  9,668 8,373
3.00%, 5/20/46 - 10/20/51  10,855 9,759
3.50%, 9/15/41 - 2/20/48  1,976 1,850
4.00%, 2/20/41 - 10/20/50  1,895 1,809
4.50%, 11/20/39 - 8/20/47  748 741
5.00%, 4/20/35 - 8/20/52  1,677 1,677
5.50%, 10/20/32 - 3/20/49  579 593
6.50%, 2/15/29 - 12/20/52  261 267

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 12/20/52  555 572
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  32 29
3.50%, 10/20/50  460 390
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  251 26
4.00%, 5/20/37 - 2/20/43  26 3
Government National Mortgage Assn., TBA (15)
2.00%, 3/20/53  6,820 5,716
3.50%, 3/20/53  4,160 3,823
4.00%, 3/20/53  2,790 2,636
4.50%, 3/20/53  3,255 3,156
5.50%, 3/20/53  5,760 5,780
6.00%, 3/20/53  1,905 1,932
6.50%, 3/20/53  1,270 1,300
52,126
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $181,073) 169,748
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 27.5%
U.S. Treasury Obligations 27.5%
U.S. Treasury Bonds, 1.25%, 5/15/50  22,340 12,395
U.S. Treasury Bonds, 1.375%, 8/15/50 (16) 9,130 5,236
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,071
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,277
U.S. Treasury Bonds, 2.25%, 2/15/52  17,505 12,486
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,842
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,130
U.S. Treasury Bonds, 3.00%, 8/15/52  780 656
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,080
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,137
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,676
U.S. Treasury Bonds, 4.00%, 11/15/52  11,970 12,180
U.S. Treasury Bonds, 4.375%, 5/15/41  175 183
U.S. Treasury Bonds, 6.875%, 8/15/25  700 735
U.S. Treasury Notes, 0.125%, 2/15/24  4,000 3,812
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,345
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,000
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 9,812
U.S. Treasury Notes, 0.625%, 5/15/30  550 435
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,061
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,209
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,468
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 7,911

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 12,758
U.S. Treasury Notes, 1.50%, 2/15/30  500 424
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,306
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,524
U.S. Treasury Notes, 1.875%, 2/15/32  8,155 6,909
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,241
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,168
U.S. Treasury Notes, 2.50%, 1/31/24  475 464
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,367
U.S. Treasury Notes, 3.00%, 7/31/24  13,900 13,505
U.S. Treasury Notes, 3.50%, 1/31/28 (9) 2,900 2,812
U.S. Treasury Notes, 3.875%, 11/30/27  11,520 11,356
U.S. Treasury Notes, 4.125%, 9/30/27  6,800 6,765
U.S. Treasury Notes, 4.125%, 11/15/32  12,250 12,447
U.S. Treasury Notes, 4.50%, 11/30/24  5,230 5,192
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $205,611) 177,375
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.60% (17)(18) 13,537 13,537
Total Short-Term Investments
(Cost $13,537) 13,537
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.60% (17)(18) 911 911
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 911
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.60% (17)(18) 9,383 9,383
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 9,383
Total Securities Lending Collateral
(Cost $10,294) 10,294

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5 Year
Index, 12/20/27), Pay 5.00%
Quarterly, Receive upon credit
default, 6/21/23 @ 0.98%* (6) 1 19,300 231
Total Options Purchased (Cost $280) 231
Total Investments in Securities 110.2%
(Cost $775,181) $ 710,468
Other Assets Less Liabilities (10.2)% (65,505)
Net Assets 100.0% $ 644,963
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$194,957 and represents 30.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2023, was $112 and was valued at $103 (0.0% of net assets).
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,075 and represents 0.2% of net assets.

T. ROWE PRICE Total Return Fund

.
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.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2023.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Perpetual security with no stated maturity date.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Insured by Assured Guaranty Municipal Corporation
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $57,206 and represents 8.9% of net assets.
(16) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Seven-day yield
(18) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDA Community Development Administration/Authority
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter

T. ROWE PRICE Total Return Fund

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PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
6/23/33 Pay Fixed 3.05%
Annually, Receive Variable
4.55% (SOFR) Annually,
6/21/23 @ 3.05%* 1 6,000 (295)
Morgan Stanley
10 Year Interest Rate
Swap, 6/23/33 Receive
Fixed 3.05% Annually, Pay
Variable 4.55% (SOFR)
Annually, 6/21/23 @ 3.05%* 1 6,000 (33)
Total Options Written (Premiums $(298)) $ (328)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.6%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 4,850 1,128 978 150
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 3,750 872 732 140
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 9,600 2,002 1,797 205
Total Bilateral Credit Default Swaps, Protection
Bought 3,507 495
Total Return Swaps (0.4)%
BNP Paribas, Pay Underlying Reference:
Markit iBoxx EUR Liquid High Yield Index
at Maturity, Receive Variable 2.047% (3M
EURIBOR + (0.00)%) Quarterly, 6/20/23
(EUR) 12,218 151 43 108
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 4.300%
(SOFR + 0.00%) Quarterly, 3/20/23 10,790 (641) — (641)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.300% (SOFR + 0.00%)
Quarterly, 3/20/23 32,480 (1,975) — (1,975)
Total Bilateral Total Return Swaps 43 (2,508)
Total Bilateral Swaps 3,550 (2,013)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (43) (8) (35)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 210 (57) (8) (49)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 24,766 301 184 117
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/27 (EUR) 12,218 554 629 (75)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (42)
Total Centrally Cleared Swaps (42)
Net payments (receipts) of variation margin to date 25
Variation margin receivable (payable) on centrally cleared swaps $ (17)
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $147.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 1,275 EUR 1,187 $ 13
Canadian Imperial Bank
of Commerce 4/21/23 USD 987 CAD 1,317 21
Citibank 4/21/23 CAD 68 USD 50 —
Morgan Stanley 4/21/23 USD 3,995 JPY 507,014 244
RBC Dominion Securities 4/21/23 USD 984 CAD 1,317 18
RBC Dominion Securities 5/19/23 USD 371 EUR 347 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 299

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 64 Euro BOBL contracts 3/23 7,797 $ (72)
Short, 307 Euro SCHATZ contracts 3/23 (34,088) 332
Short, 12 Euro-Bund ten year contracts 3/23 (1,687) 51
Short, 24 Government of Australia ten year bond
contracts 3/23 (1,900) 14
Short, 120 Government of Japan ten year bond
contracts 3/23 (12,928) (32)
Long, 12 Government of Canada ten year bond
contracts 6/23 1,068 4
Short, 54 Long Gilt ten year contracts 6/23 (6,493) 36
Long, 227 U.S. Treasury Long Bond contracts 6/23 28,425 (122)
Long, 368 U.S. Treasury Notes five year contracts 6/23 39,396 (81)
Short, 171 U.S. Treasury Notes ten year contracts 6/23 (19,093) 10
Long, 131 U.S. Treasury Notes two year contracts 6/23 26,688 (63)
Long, 22 Ultra U.S. Treasury Bonds contracts 6/23 2,971 (31)
Short, 41 Ultra U.S. Treasury Notes ten year contracts 6/23 (4,805) (17)
Net payments (receipts) of variation margin to date (57)
Variation margin receivable (payable) on open futures contracts $ (28)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 595++
Totals $ —# $ — $ 595+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 12,636  ¤  ¤ $ 23,831
Total $ 23,831^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $595 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,831.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Total Return Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Total Return Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 634,283 $ — $ 634,283
Bank Loans — 47,805 1,517 49,322
Common Stocks 1 — — 1
Convertible Preferred Stocks — 2,800 — 2,800
Short-Term Investments 13,537 — — 13,537
Securities Lending Collateral 10,294 — — 10,294
Options Purchased — 231 — 231
Total Securities 23,832 685,119 1,517 710,468
Swaps* — 4,270 — 4,270
Forward Currency Exchange
Contracts — 299 — 299
Futures Contracts* 447 — — 447
Total $ 24,279 $ 689,688 $ 1,517 $ 715,484
Liabilities
Options Written $ — $ 328 $ — $ 328
Swaps* — 2,775 — 2,775
Forward Currency Exchange
Contracts — — — —
Futures Contracts* 418 — — 418
Total $ 418 $ 3,103 $ — $ 3,521
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F228-054Q3 02/23